Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Collateral Assets

Details of collateral provided by the Group are as follows:

(In millions of won and CNY)		Carrying	Maximum secured amount		Collateral borrowings
Collateral		amount	of credit	Secured creditor	amount
Property, plant and equipment and others	~~W~~	217,031	780,000	Korea Development Bank and others	650,000
Property, plant and equipment and others		724,965	—	China Construction Bank Corporation and others	CNY 4,500